PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of property and equipment
	December 31,
	2013	2014
	RMB	RMB

Buildings	18,087	18,087
Leasehold improvements	184,419	187,317
Store fixture and equipment	146,106	157,446
Software	36,714	37,445
Motor vehicles	14,572	15,169

	399,898	415,464
Less: Accumulated depreciation and amortization	(276,715)	(277,714)
	123,183	137,750